Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of earnings per share

	2021	2020	2019
Result for the period (in USD)	(338,777,184)	473,237,286	112,230,267
Weighted average number of ordinary shares	201,677,981	210,193,707	216,029,171
Basic earnings per share (in USD)	(1.68)	2.25	0.52

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2019	220,024,713	1,237,901	218,786,812	218,786,812
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	3,708,315	(3,708,315)	(2,757,641)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2019	220,024,713	4,946,216	215,078,497	216,029,171

On issue at January 1, 2020	220,024,713	4,946,216	215,078,497	215,078,497
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	13,400,516	(13,400,516)	(4,884,790)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2020	220,024,713	18,346,732	201,677,981	210,193,707

On issue at January 1, 2021	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2021	220,024,713	18,346,732	201,677,981	201,677,981
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2021	2020	2019
Weighted average of ordinary shares outstanding (basic)	201,677,981	210,193,707	216,029,171

Effect of Share-based Payment arrangements	95,259	12,696	—

Weighted average number of ordinary shares (diluted)	201,773,240	210,206,403	216,029,171